Equity - Share capital transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ 621	€ 514	€ 318
Treasury shares transactions [Member]
Equity - Text Details (Detail) [Line Items]
Shares acquired	34,892,820	23,767,778	4,618,933
Average market price	€ 34.29	€ 32.58	€ 32.47
Purchase of treasury shares	€ 1,196	€ 774	€ 150
Reduction of treasury shares	38,541,356	24,246,711
Cancellation of treasury shares	€ 1,316	€ 783
Total Shares In Treasury At Year End	491,464	4,140,000	4,618,933
Total cost	€ 22	€ 141	€ 150